Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024
Allspring Managed Account CoreBuilder® Shares - Series EPI | CoreBuilder Shares - Series EPI | Series EPI
Prospectus [Line Items]
Annual Return [Percent]	21.31%	18.87%